PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 221	$ 176	$ 463	$ 332